PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)

Common Stocks – 48.6% of Net Assets
	Aerospace & Defense – 0.8%
47	Axon Enterprise, Inc.(a)	$5,273
389	Boeing Co. (The)(a)	57,899
59	General Dynamics Corp.	13,955
9	L3Harris Technologies, Inc.	2,090
14	Lockheed Martin Corp.	6,050
66	Moog, Inc., Class A	5,272
8	Northrop Grumman Corp.	3,515
133	Raytheon Technologies Corp.	12,623

		106,677

	Air Freight & Logistics – 0.3%
180	Expeditors International of Washington, Inc.	17,832
16	FedEx Corp.	3,180
77	GXO Logistics, Inc.(a)	4,558
82	United Parcel Service, Inc., Class B	14,758

		40,328

	Airlines – 0.1%
216	Delta Air Lines, Inc.(a)	9,294
659	JetBlue Airways Corp.(a)	7,256

		16,550

	Auto Components – 0.2%
18	Aptiv PLC(a)	1,915
471	BorgWarner, Inc.	17,347
444	Dana, Inc.	6,576
59	Visteon Corp.(a)	6,178

		32,016

	Automobiles – 0.9%
229	Ford Motor Co.	3,243
730	General Motors Co.(a)	27,674
85	Tesla, Inc.(a)	74,015
62	Thor Industries, Inc.	4,746

		109,678

	Banks – 2.4%
336	Ameris Bancorp	14,011
596	Bank of America Corp.	21,265
307	Cadence Bank	7,687
773	Citigroup, Inc.	37,266
306	Citizens Financial Group, Inc.	12,056
138	Cullen/Frost Bankers, Inc.	18,256
115	Fifth Third Bancorp	4,316
1,506	FNB Corp.	17,349
1,051	Fulton Financial Corp.	15,944
638	Huntington Bancshares, Inc.	8,390
288	International Bancshares Corp.	11,460

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
63	JPMorgan Chase & Co.	$7,520
684	KeyCorp	13,208
57	M&T Bank Corp.	9,498
43	PNC Financial Services Group, Inc. (The)	7,142
386	Regions Financial Corp.	7,998
403	Truist Financial Corp.	19,485
445	Trustmark Corp.	12,407
235	U.S. Bancorp	11,412
271	Webster Financial Corp.	13,547
660	Wells Fargo & Co.	28,796
113	Wintrust Financial Corp.	9,867

		308,880

	Beverages – 1.7%
47	Boston Beer Co., Inc. (The), Class A(a)	17,625
299	Coca-Cola Co. (The)	19,318
132	Constellation Brands, Inc., Class A	32,484
1,771	Keurig Dr Pepper, Inc.	66,235
735	Monster Beverage Corp.(a)	62,975
91	PepsiCo, Inc.	15,626

		214,263

	Biotechnology – 1.6%
130	AbbVie, Inc.	19,095
242	Alnylam Pharmaceuticals, Inc.(a)	32,290
60	Amgen, Inc.	13,991
149	Arrowhead Pharmaceuticals, Inc.(a)	6,125
14	Biogen, Inc.(a)	2,904
184	BioMarin Pharmaceutical, Inc.(a)	14,968
281	CRISPR Therapeutics AG(a)	13,943
42	Ligand Pharmaceuticals, Inc.(a)	3,900
70	Moderna, Inc.(a)	9,409
81	Neurocrine Biosciences, Inc.(a)	7,293
125	Regeneron Pharmaceuticals, Inc.(a)	82,389

		206,307

	Building Products – 0.4%
127	Builders FirstSource, Inc.(a)	7,820
44	Carlisle Cos., Inc.	11,412
140	Carrier Global Corp.	5,358
41	Johnson Controls International PLC	2,455
44	Lennox International, Inc.	9,380
139	Owens Corning	12,639
86	Trex Co., Inc.(a)	5,004

		54,068

	Capital Markets – 2.5%
18	Ameriprise Financial, Inc.	4,779
662	Bank of New York Mellon Corp. (The)	27,844
9	BlackRock, Inc.	5,622
822	Charles Schwab Corp. (The)	54,523

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
26	CME Group, Inc.	$5,703
67	FactSet Research Systems, Inc.	27,034
104	Goldman Sachs Group, Inc. (The)	31,771
261	Intercontinental Exchange, Inc.	30,226
219	Janus Henderson Group PLC	6,675
480	KKR & Co., Inc.	24,466
30	Moody’s Corp.	9,494
53	Morgan Stanley	4,271
57	MSCI, Inc.	24,011
70	Northern Trust Corp.	7,214
411	SEI Investments Co.	22,901
445	State Street Corp.	29,802
45	Virtus Investment Partners, Inc.	7,972

		324,308

	Chemicals – 0.5%
292	Dow, Inc.	19,418
45	DuPont de Nemours, Inc.	2,967
17	Ecolab, Inc.	2,879
119	HB Fuller Co.	7,937
85	Innospec, Inc.	8,101
17	International Flavors & Fragrances, Inc.	2,062
29	Linde PLC	9,047
101	Minerals Technologies, Inc.	6,425
12	PPG Industries, Inc.	1,536
14	Sherwin-Williams Co. (The)	3,850
58	Stepan Co.	5,922

		70,144

	Commercial Services & Supplies – 0.2%
61	MSA Safety, Inc.	7,362
77	Tetra Tech, Inc.	10,724
127	Viad Corp.(a)	4,159
24	Waste Management, Inc.	3,947

		26,192

	Communications Equipment – 0.3%
29	Arista Networks, Inc.(a)	3,351
145	Ciena Corp.(a)	8,000
292	Cisco Systems, Inc.	14,302
10	F5, Inc.(a)	1,674
81	Lumentum Holdings, Inc.(a)	6,578

		33,905

	Construction & Engineering – 0.1%
251	AECOM	17,711

	Consumer Finance – 1.2%
1,249	Ally Financial, Inc.	49,910
320	American Express Co.	55,907
319	Capital One Financial Corp.	39,754

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
158	Green Dot Corp., Class A(a)	$4,184

		149,755

	Containers & Packaging – 0.1%
33	Ball Corp.	2,678
69	International Paper Co.	3,194
176	WestRock Co.	8,717

		14,589

	Distributors – 0.0%
45	Genuine Parts Co.	5,852

	Diversified Consumer Services – 0.2%
132	Grand Canyon Education, Inc.(a)	12,668
156	Service Corp. International	10,235

		22,903

	Diversified Telecommunication Services – 0.1%
1,942	Lumen Technologies, Inc.	19,537

	Electric Utilities – 0.3%
165	American Electric Power Co., Inc.	16,353
45	Eversource Energy	3,933
81	IDACORP, Inc.	8,520
161	NextEra Energy, Inc.	11,434

		40,240

	Electrical Equipment – 0.5%
31	Acuity Brands, Inc.	5,347
67	Eaton Corp. PLC	9,717
45	Emerson Electric Co.	4,058
59	Hubbell, Inc.	11,526
560	Plug Power, Inc.(a)	11,771
57	Rockwell Automation, Inc.	14,402
696	Sunrun, Inc.(a)	13,906

		70,727

	Electronic Equipment, Instruments & Components – 0.5%
153	Avnet, Inc.	6,680
7	CDW Corp.	1,142
165	Cognex Corp.	11,159
34	Coherent, Inc.(a)	9,109
100	Corning, Inc.	3,519
168	Itron, Inc.(a)	8,027
12	Keysight Technologies, Inc.(a)	1,683
31	Littelfuse, Inc.	7,107
102	TE Connectivity Ltd.	12,727
17	Trimble, Inc.(a)	1,134

		62,287

	Energy Equipment & Services – 0.2%
792	Archrock, Inc.	6,898

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
91	Baker Hughes Co.	$2,823
348	ChampionX Corp.	7,343
121	Schlumberger NV	4,720

		21,784

	Entertainment – 1.2%
56	Activision Blizzard, Inc.	4,234
139	Electronic Arts, Inc.	16,409
209	Netflix, Inc.(a)	39,785
160	Take-Two Interactive Software, Inc.(a)	19,122
506	Walt Disney Co. (The)(a)	56,485
670	Warner Bros Discovery, Inc.(a)	12,160

		148,195

	Food & Staples Retailing – 0.5%
120	BJ’s Wholesale Club Holdings, Inc.(a)	7,722
9	Costco Wholesale Corp.	4,785
72	Kroger Co. (The)	3,885
316	SpartanNash Co.	10,832
389	Sprouts Farmers Market, Inc.(a)	11,592
191	Sysco Corp.	16,327
90	Walgreens Boots Alliance, Inc.	3,816
50	Walmart, Inc.	7,650

		66,609

	Food Products – 0.4%
100	Campbell Soup Co.	4,722
111	Darling Ingredients, Inc.(a)	8,146
74	General Mills, Inc.	5,234
159	Hain Celestial Group, Inc. (The)(a)	5,333
70	Hormel Foods Corp.	3,667
81	Ingredion, Inc.	6,894
23	J.M. Smucker Co. (The)	3,150
42	Kellogg Co.	2,877
23	McCormick & Co., Inc.	2,313
63	Mondelez International, Inc., Class A	4,062

		46,398

	Gas Utilities – 0.2%
281	New Jersey Resources Corp.	12,128
92	ONE Gas, Inc.	7,762

		19,890

	Health Care Equipment & Supplies – 0.8%
5	Align Technology, Inc.(a)	1,450
22	Baxter International, Inc.	1,563
36	Becton Dickinson & Co.	8,899
10	Cooper Cos., Inc. (The)	3,610
5	DexCom, Inc.(a)	2,043
45	Edwards Lifesciences Corp.(a)	4,760
7	Embecta Corp.(a)	213

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
85	Globus Medical, Inc., Class A(a)	$5,629
98	Haemonetics Corp.(a)	4,966
37	Hologic, Inc.(a)	2,664
71	Intuitive Surgical, Inc.(a)	16,990
43	Penumbra, Inc.(a)	7,420
39	STAAR Surgical Co.(a)	2,226
142	STERIS PLC	31,815
14	Stryker Corp.	3,378
60	Tandem Diabetes Care, Inc.(a)	5,789
8	Teleflex, Inc.	2,285

		105,700

	Health Care Providers & Services – 1.5%
29	Amedisys, Inc.(a)	3,702
12	Anthem, Inc.	6,023
64	Centene Corp.(a)	5,155
21	Chemed Corp.	10,319
21	Cigna Corp.	5,182
259	CVS Health Corp.	24,898
83	DaVita, Inc.(a)	8,995
78	Encompass Health Corp.	5,369
299	HCA Healthcare, Inc.	64,151
47	Henry Schein, Inc.(a)	3,812
75	Humana, Inc.	33,342
12	Laboratory Corp. of America Holdings(a)	2,883
214	MEDNAX, Inc.(a)	3,963
24	Quest Diagnostics, Inc.	3,212
217	Select Medical Holdings Corp.	4,906
123	Tenet Healthcare Corp.(a)	8,919

		194,831

	Health Care Technology – 0.5%
415	Allscripts Healthcare Solutions, Inc.(a)	8,574
30	Cerner Corp.	2,809
671	Doximity, Inc., Class A(a)	26,753
129	Veeva Systems, Inc., Class A(a)	23,471

		61,607

	Hotels, Restaurants & Leisure – 1.4%
23	Booking Holdings, Inc.(a)	50,837
15	Expedia Group, Inc.(a)	2,621
162	Hilton Worldwide Holdings, Inc.(a)	25,157
95	Jack in the Box, Inc.	7,862
32	McDonald’s Corp.	7,973
153	Six Flags Entertainment Corp.(a)	5,855
420	Starbucks Corp.	31,349
212	Travel & Leisure Co.	11,762
447	Yum China Holdings, Inc.	18,685
138	Yum! Brands, Inc.	16,148

		178,249

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – 0.3%
43	DR Horton, Inc.	$2,993
247	KB Home	8,010
97	Meritage Homes Corp.(a)	8,007
396	PulteGroup, Inc.	16,537
332	Taylor Morrison Home Corp.(a)	8,695

		44,242

	Household Products – 0.5%
343	Colgate-Palmolive Co.	26,428
120	Kimberly-Clark Corp.	16,660
118	Procter & Gamble Co. (The)	18,945

		62,033

	Independent Power & Renewable Electricity Producers – 0.2%
126	AES Corp. (The)	2,573
280	NextEra Energy Partners LP	18,665
219	Sunnova Energy International, Inc.(a)	3,782

		25,020

	Industrial Conglomerates – 0.3%
78	3M Co.	11,249
201	General Electric Co.	14,985
40	Honeywell International, Inc.	7,740

		33,974

	Insurance – 1.6%
44	Aflac, Inc.	2,520
43	Allstate Corp. (The)	5,441
625	American International Group, Inc.	36,569
44	Chubb Ltd.	9,084
142	First American Financial Corp.	8,280
55	Hanover Insurance Group, Inc. (The)	8,075
443	Hartford Financial Services Group, Inc. (The)	30,979
65	Marsh & McLennan Cos., Inc.	10,510
29	MetLife, Inc.	1,905
74	Prudential Financial, Inc.	8,030
335	Reinsurance Group of America, Inc.	35,952
158	Selective Insurance Group, Inc.	13,013
45	Travelers Cos., Inc. (The)	7,698
127	Willis Towers Watson PLC	27,287

		205,343

	Interactive Media & Services – 2.2%
27	Alphabet, Inc., Class A(a)	61,619
33	Alphabet, Inc., Class C(a)	75,878
552	Meta Platforms, Inc., Class A(a)	110,659
1,381	Pinterest, Inc., Class A(a)	28,338
29	Twitter, Inc.(a)	1,422

		277,916

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – 1.4%
198	Alibaba Group Holding Ltd., Sponsored ADR(a)	$19,224
45	Amazon.com, Inc.(a)	111,853
763	eBay, Inc.	39,615
137	Etsy, Inc.(a)	12,767
192	Qurate Retail, Inc., Class A	808

		184,267

	IT Services – 2.8%
17	Accenture PLC, Class A	5,106
56	Automatic Data Processing, Inc.	12,218
193	Block, Inc.(a)	19,211
55	Cognizant Technology Solutions Corp., Class A	4,450
59	Concentrix Corp.	9,291
553	DXC Technology Co.(a)	15,871
358	Fiserv, Inc.(a)	35,055
111	Gartner, Inc.(a)	32,251
132	Global Payments, Inc.	18,081
94	International Business Machines Corp.	12,428
10	Kyndryl Holdings, Inc.(a)	119
123	Mastercard, Inc., Class A	44,696
42	Paychex, Inc.	5,323
275	PayPal Holdings, Inc.(a)	24,181
62	Perficient, Inc.(a)	6,163
24	Shopify, Inc., Class A(a)	10,244
15	VeriSign, Inc.(a)	2,680
439	Visa, Inc., Class A	93,564
44	WEX, Inc.(a)	7,315

		358,247

	Life Sciences Tools & Services – 0.6%
48	Agilent Technologies, Inc.	5,725
42	Danaher Corp.	10,548
111	Illumina, Inc.(a)	32,928
172	NeoGenomics, Inc.(a)	1,625
45	Repligen Corp.(a)	7,076
21	Thermo Fisher Scientific, Inc.	11,611
11	Waters Corp.(a)	3,333

		72,846

	Machinery – 1.1%
87	AGCO Corp.	11,084
40	Caterpillar, Inc.	8,422
41	Chart Industries, Inc.(a)	6,922
78	Cummins, Inc.	14,757
88	Deere & Co.	33,224
38	Illinois Tool Works, Inc.	7,490
145	ITT, Inc.	10,182
115	Oshkosh Corp.	10,630
29	Otis Worldwide Corp.	2,112
188	PACCAR, Inc.	15,613
24	Parker-Hannifin Corp.	6,500

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
136	Terex Corp.	$4,624
120	Toro Co. (The)	9,616

		141,176

	Media – 1.2%
7	Cable One, Inc.	8,163
101	Charter Communications, Inc., Class A(a)	43,278
1,028	Comcast Corp., Class A	40,873
488	Interpublic Group of Cos., Inc. (The)	15,919
149	New York Times Co. (The), Class A	5,710
940	News Corp., Class A	18,668
202	Omnicom Group, Inc.	15,378
75	Paramount Global, Class B	2,184

		150,173

	Metals & Mining – 0.4%
101	Alcoa Corp.	6,848
266	Cleveland-Cliffs, Inc.(a)	6,780
262	Commercial Metals Co.	10,742
37	Newmont Corp.	2,695
20	Nucor Corp.	3,096
59	Reliance Steel & Aluminum Co.	11,697
142	Steel Dynamics, Inc.	12,176

		54,034

	Multi-Utilities – 0.2%
107	Consolidated Edison, Inc.	9,923
42	DTE Energy Co.	5,504
27	Sempra Energy	4,357
28	WEC Energy Group, Inc.	2,801

		22,585

	Multiline Retail – 0.3%
130	Kohl’s Corp.	7,525
301	Macy’s, Inc.	7,275
94	Target Corp.	21,493

		36,293

	Oil, Gas & Consumable Fuels – 2.1%
922	Antero Midstream Corp.	9,469
1,210	APA Corp.	49,525
84	Chevron Corp.	13,160
607	CNX Resources Corp.(a)	12,474
529	ConocoPhillips	50,530
185	Diamondback Energy, Inc.	23,353
496	EOG Resources, Inc.	57,913
269	EQT Corp.	10,693
189	Exxon Mobil Corp.	16,112
268	Kinder Morgan, Inc.	4,864
169	Marathon Oil Corp.	4,211
251	Range Resources Corp.(a)	7,515

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
913	Southwestern Energy Co.(a)	$6,848
37	Valero Energy Corp.	4,125

		270,792

	Paper & Forest Products – 0.0%
91	Louisiana-Pacific Corp.	5,871

	Pharmaceuticals – 1.7%
595	Bristol-Myers Squibb Co.	44,786
63	Jazz Pharmaceuticals PLC(a)	10,094
109	Johnson & Johnson	19,670
257	Merck & Co., Inc.	22,793
456	Novartis AG, Sponsored ADR	40,142
167	Novo Nordisk A/S, Sponsored ADR	19,038
294	Pfizer, Inc.	14,427
786	Roche Holding AG, Sponsored ADR	36,297
249	Viatris, Inc.	2,572
28	Zoetis, Inc.	4,963

		214,782

	Professional Services – 0.3%
80	Equifax, Inc.	16,282
116	Exponent, Inc.	11,114
112	Korn Ferry	6,881
66	ManpowerGroup, Inc.	5,953

		40,230

	Real Estate Management & Development – 0.3%
250	CBRE Group, Inc., Class A(a)	20,760
59	Jones Lang LaSalle, Inc.(a)	12,905

		33,665

	REITs - Apartments – 0.4%
211	American Campus Communities, Inc.	13,645
16	AvalonBay Communities, Inc.	3,640
141	Camden Property Trust	22,121
75	Equity Residential	6,113

		45,519

	REITs - Diversified – 0.5%
671	American Assets Trust, Inc.	24,559
56	American Tower Corp.	13,497
47	Crown Castle International Corp.	8,705
19	Digital Realty Trust, Inc.	2,776
8	Equinix, Inc.	5,753
161	Weyerhaeuser Co.	6,636

		61,926

	REITs - Health Care – 0.1%
53	Ventas, Inc.	2,944

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Health Care – continued
60	Welltower, Inc.	$5,449

		8,393

	REITs - Hotels – 0.0%
159	Host Hotels & Resorts, Inc.	3,236

	REITs - Mortgage – 0.1%
342	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,677

	REITs - Office Property – 0.4%
1,052	Brandywine Realty Trust	12,277
517	Corporate Office Properties Trust	13,799
359	Douglas Emmett, Inc.	10,576
454	Easterly Government Properties, Inc.	8,648
160	Kilroy Realty Corp.	11,200

		56,500

	REITs - Regional Malls – 0.0%
350	Macerich Co. (The)	4,393

	REITs - Shopping Centers – 0.2%
852	Brixmor Property Group, Inc.	21,624

	REITs - Warehouse/Industrials – 0.1%
85	ProLogis, Inc.	13,625

	Road & Rail – 0.3%
27	Avis Budget Group, Inc.(a)	7,227
14	Canadian Pacific Railway Ltd.	1,025
238	CSX Corp.	8,173
37	Norfolk Southern Corp.	9,542
87	Ryder System, Inc.	6,081
36	Union Pacific Corp.	8,434

		40,482

	Semiconductors & Semiconductor Equipment – 2.3%
76	Advanced Micro Devices, Inc.(a)	6,499
39	Analog Devices, Inc.	6,021
60	Applied Materials, Inc.	6,621
84	Cirrus Logic, Inc.(a)	6,367
56	Enphase Energy, Inc.(a)	9,038
248	First Solar, Inc.(a)	18,111
452	Intel Corp.	19,703
10	Lam Research Corp.	4,658
196	Lattice Semiconductor Corp.(a)	9,416
136	Micron Technology, Inc.	9,274
553	NVIDIA Corp.	102,565
313	QUALCOMM, Inc.	43,723
75	Silicon Laboratories, Inc.(a)	10,118
40	Synaptics, Inc.(a)	5,938
111	Texas Instruments, Inc.	18,898
48	Universal Display Corp.	6,131

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
84	Wolfspeed, Inc.(a)	$7,704

		290,785

	Software – 3.3%
29	Adobe, Inc.(a)	11,482
63	Aspen Technology, Inc.(a)	9,988
253	Autodesk, Inc.(a)	47,888
68	Blackbaud, Inc.(a)	3,945
133	CommVault Systems, Inc.(a)	8,113
24	Fair Isaac Corp.(a)	8,964
308	Microsoft Corp.	85,476
899	NortonLifeLock, Inc.	22,511
1,100	Oracle Corp.	80,740
45	Paylocity Holding Corp.(a)	8,533
63	Qualys, Inc.(a)	8,586
357	Salesforce, Inc.(a)	62,811
79	SPS Commerce, Inc.(a)	9,451
275	Workday, Inc., Class A(a)	56,842

		425,330

	Specialty Retail – 0.8%
202	American Eagle Outfitters, Inc.	3,052
27	Asbury Automotive Group, Inc.(a)	4,960
5	AutoZone, Inc.(a)	9,777
63	Best Buy Co., Inc.	5,666
90	Boot Barn Holdings, Inc.(a)	8,105
58	Five Below, Inc.(a)	9,112
25	GameStop Corp., Class A(a)	3,127
22	Home Depot, Inc. (The)	6,609
28	Lithia Motors, Inc.	7,928
96	Lowe’s Cos., Inc.	18,982
79	TJX Cos., Inc. (The)	4,841
19	Tractor Supply Co.	3,828
10	Ulta Beauty, Inc.(a)	3,968
61	Williams-Sonoma, Inc.	7,959

		97,914

	Technology Hardware, Storage & Peripherals – 0.2%
192	Hewlett Packard Enterprise Co.	2,958
195	HP, Inc.	7,143
122	Seagate Technology Holdings PLC	10,009

		20,110

	Textiles, Apparel & Luxury Goods – 0.4%
49	Crocs, Inc.(a)	3,255
34	Deckers Outdoor Corp.(a)	9,035
33	NIKE, Inc., Class B	4,115
1,397	Under Armour, Inc., Class A(a)	21,458
297	VF Corp.	15,444
175	Wolverine World Wide, Inc.	3,469

		56,776

Shares	Description	Value (†)

Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
207	Mr. Cooper Group, Inc.(a)	$9,309

	Trading Companies & Distributors – 0.0%
57	GATX Corp.	5,893

	Water Utilities – 0.1%
38	American Water Works Co., Inc.	5,855
196	Essential Utilities, Inc.	8,773

		14,628

	Wireless Telecommunication Services – 0.2%
189	T-Mobile US, Inc.(a)	23,273

	Total Common Stocks (Identified Cost $6,444,980)	6,237,062

Principal Amount

Bonds and Notes – 10.6%
	Automotive – 0.2%
$ 12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	11,840
4,000	Lear Corp., 4.250%, 5/15/2029	3,867
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,199

		21,906

	Banking – 1.6%
14,000	American Express Co., 3.700%, 8/03/2023	14,155
14,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	13,321
12,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	12,123
8,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	8,011
15,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	13,394
12,000	Citigroup, Inc., 4.600%, 3/09/2026	12,084
17,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	16,930
12,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	11,894
16,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,271
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	6,663
7,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	6,927
8,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	7,122

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 14,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	$13,448
8,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	7,865
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,957
10,000	State Street Corp., 2.400%, 1/24/2030	8,980
8,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	6,871
14,000	Truist Bank, 3.200%, 4/01/2024	14,009
16,000	Westpac Banking Corp., 2.350%, 2/19/2025	15,555

		210,580

	Brokerage – 0.2%
17,000	BlackRock, Inc., 2.400%, 4/30/2030	15,216
20,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	15,267

		30,483

	Building Materials – 0.1%
13,000	Owens Corning, 3.950%, 8/15/2029	12,713

	Chemicals – 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	4,035

	Construction Machinery – 0.1%
18,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	17,585

	Diversified Manufacturing – 0.2%
14,000	3M Co., 3.050%, 4/15/2030	13,143
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,257

		19,400

	Electric – 0.5%
12,000	Duke Energy Corp., 3.750%, 4/15/2024	12,086
17,000	Entergy Corp., 0.900%, 9/15/2025	15,389
7,000	Exelon Corp., 4.050%, 4/15/2030	6,850
15,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	12,813
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,630

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$ 4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$3,460
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,758

		66,986

	Environmental – 0.1%
8,000	Republic Services, Inc., 1.450%, 2/15/2031	6,356
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,455

		8,811

	Finance Companies – 0.1%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	6,665
8,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,094

		13,759

	Financial Other – 0.1%
12,000	ORIX Corp., 2.900%, 7/18/2022	12,026

	Food & Beverage – 0.4%
17,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	15,485
12,000	General Mills, Inc., 4.000%, 4/17/2025	12,170
6,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,360
14,000	PepsiCo, Inc., 2.750%, 3/19/2030	12,981

		45,996

	Government Owned - No Guarantee – 0.2%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	25,094

	Health Insurance – 0.2%
13,000	Anthem, Inc., 4.101%, 3/01/2028	12,989
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,447

		24,436

	Healthcare – 0.2%
6,000	Cigna Corp., 3.750%, 7/15/2023	6,051
3,000	CVS Health Corp., 4.300%, 3/25/2028	3,013
7,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,786

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – continued
$ 7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$6,802
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	7,142

		29,794

	Integrated Energy – 0.3%
13,000	BP Capital Markets PLC, 3.814%, 2/10/2024	13,114
16,000	Exxon Mobil Corp., 2.992%, 3/19/2025	15,841
9,000	Shell International Finance BV, 6.375%, 12/15/2038	11,006

		39,961

	Life Insurance – 0.0%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,206

	Midstream – 0.1%
12,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	12,128

	Mortgage Related – 2.0%
51,017	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	46,612
27,937	FHLMC, 3.000%, 4/01/2052	26,382
14,000	FHLMC, 3.500%, 5/01/2052	13,601
69,079	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	61,056
51,652	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	47,220
35,787	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	34,002
19,551	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	19,010
1,713	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,707
1,624	FNMA, 4.500%, 5/01/2049	1,657

		251,247

	Natural Gas – 0.1%
15,000	NiSource, Inc., 0.950%, 8/15/2025	13,602

	Pharmaceuticals – 0.2%
12,000	AbbVie, Inc., 3.600%, 5/14/2025	11,921
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,016

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Pharmaceuticals – continued
$ 7,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	$6,786
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,893

		27,616

	Property & Casualty Insurance – 0.0%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,620

	Railroads – 0.1%
16,000	CSX Corp., 2.600%, 11/01/2026	15,262

	REITs - Apartments – 0.0%
7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,397

	REITs - Health Care – 0.0%
7,000	Welltower, Inc., 2.800%, 6/01/2031	6,191

	REITs - Office Property – 0.3%
14,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	13,947
7,000	Boston Properties LP, 2.750%, 10/01/2026	6,620
14,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	12,263

		32,830

	REITs - Single Tenant – 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,856
5,000	Spirit Realty LP, 2.700%, 2/15/2032	4,193

		8,049

	REITs - Warehouse/Industrials – 0.1%
8,000	Prologis LP, 1.250%, 10/15/2030	6,466

	Restaurants – 0.1%
13,000	Starbucks Corp., 2.250%, 3/12/2030	11,124

	Retailers – 0.2%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,814
18,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	15,413

		22,227

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – 0.6%
$ 13,000	Apple, Inc., 2.500%, 2/09/2025	$12,820
6,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	5,609
7,000	HP, Inc., 3.000%, 6/17/2027	6,562
7,000	Intel Corp., 2.450%, 11/15/2029	6,336
13,000	International Business Machines Corp., 4.000%, 6/20/2042	11,897
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,518
16,000	Oracle Corp., 2.950%, 5/15/2025	15,480
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	12,156

		77,378

	Treasuries – 1.8%
14,000	U.S. Treasury Bond, 2.250%, 5/15/2041	12,131
15,000	U.S. Treasury Bond, 2.500%, 5/15/2046	13,298
33,000	U.S. Treasury Bond, 2.875%, 11/15/2046	31,426
35,000	U.S. Treasury Bond, 3.000%, 5/15/2045	33,852
22,000	U.S. Treasury Bond, 3.000%, 2/15/2048	21,616
26,000	U.S. Treasury Bond, 3.000%, 2/15/2049	25,797
59,000	U.S. Treasury Note, 0.375%, 11/30/2025	53,858
45,000	U.S. Treasury Note, 2.125%, 12/31/2022	45,107

		237,085

	Utility Other – 0.1%
8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	7,413

	Wireless – 0.1%
13,000	Vodafone Group PLC, 6.150%, 2/27/2037	14,361

	Wirelines – 0.2%
5,000	AT&T, Inc., 3.650%, 6/01/2051	4,052
5,000	AT&T, Inc., 5.250%, 3/01/2037	5,302
13,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	13,145

		22,499

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Total Bonds and Notes (Identified Cost $1,519,889)	$1,363,266

Shares

Exchange-Traded Funds – 6.9%
12,739	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $959,551)	879,883

Mutual Funds – 10.1%
31,018	WCM Focused Emerging Markets Fund, Institutional Class	439,215
41,741	WCM Focused International Growth Fund, Institutional Class	861,537

	Total Mutual Funds (Identified Cost $1,623,607)	1,300,752

Affiliated Mutual Funds – 20.5%
51,106	Loomis Sayles Inflation Protected Securities Fund, Class N	566,762
47,438	Loomis Sayles Limited Term Government and Agency Fund, Class N	519,446
72,297	Mirova Global Green Bond Fund, Class N	655,732
76,295	Mirova International Sustainable Equity Fund, Class N	884,254

	Total Affiliated Mutual Funds (Identified Cost $2,975,728)	2,626,194

Principal Amount

Short-Term Investments – 3.6%
$455,611	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $455,611 on 5/02/2022 collateralized by $9,400 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $8,405; $32,900 U.S. Treasury Note, 1.250% due 9/30/2028 valued at $29,757; $34,100 U.S. Treasury Note, 1.500% due 11/30/2028 valued at $31,256; $24,600 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $24,707; $361,100 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $371,138 including accrued interest(d) (Identified Cost $455,611)	455,611

	Total Investments – 100.3% (Identified Cost $13,979,366)	12,862,768
	Other assets less liabilities – (0.3)%	(43,310)

	Net Assets – 100.0%	$12,819,458

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $12,272 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$575,231	$19,574	$1,044	$51	$(27,050)	$566,762	51,106	$7,211
Loomis Sayles Limited Term Government and Agency Fund, Class N	534,108	1,682	1,170	(41)	(15,133)	519,446	47,438	1,180
Mirova Global Green Bond Fund, Class N	674,957	44,505	1,001	(112)	(62,617)	655,732	72,297	10,015
Mirova International Sustainable Equity Fund, Class N	871,914	120,017	—	—	(107,677)	884,254	76,295	—

	$2,656,210	$185,778	$3,215	$(102)	$(212,477)	$2,626,194	247,136	$18,406

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,237,062	$—	$—	$6,237,062
Bonds and Notes*	—	1,363,266	—	1,363,266
Exchange-Traded Funds	879,883	—	—	879,883
Mutual Funds	1,300,752	—	—	1,300,752
Affiliated Mutual Funds	2,626,194	—	—	2,626,194
Short-Term Investments	—	455,611	—	455,611

Total Investments	$11,043,891	$1,818,877	$—	$12,862,768

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Equity	72.5%
Fixed Income	24.2
Short-Term Investments	3.6

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%